ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Financing Receivables [Text Block]
5 — ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31,	December 31,
	2014	2013
Accounts receivable	$252,000	$324,000
Accounts receivable – related party (see note 17)	480,000	480,000
	732,000	804,000
Net allowance for doubtful accounts	(30,000)	(16,000)
Net accounts receivable	$702,000	$788,000

The Company wrote off $257,000 and $0 of accounts receivable to bad debt expense for the years ended December 31, 2014 and 2013, respectively.